Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
Schedule IV - Reinsurance (as adjusted - see Note 3)
For the years ended December 31, 2020, 2019 and 2018

	Direct gross premiums written	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2020	$19,039	$46,344	$569,501	$542,196	95%
Year ended December 31, 2019	$—	$11,376	$668,414	$657,038	98%
Year ended December 31, 2018	$—	$4,169	$650,187	$646,018	99%